Stock-Based Compensation - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2024	Jun. 30, 2023	Apr. 26, 2023	Feb. 10, 2023
Stock-Based Compensation
Number of shares created						600,000
Number of shares granted	463,800
Restricted shares
Stock-Based Compensation
Number of shares created							600,000
Number of shares granted	463,800		463,800
Stock-based compensation		$ 0		$ 1,400,000	$ 216,000